LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 5,746	$ 9,552
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,141	2,981
2019 5.625% Senior Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,358	4,178
2019 5.375% Senior Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,634	1,845
2020 5.750% Senior Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,317	2,743
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,320	2,692
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,970	3,598
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	3,626	4,228
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	4,039	5,134
Revolving Credit Facility [Member] | 2020 Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	15,905	26,885
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 278	$ 333